Share-based Payments - Disclosure of stock option activity (Details)	12 Months Ended
	Dec. 31, 2022 shares £ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Outstanding at beginning of period (in shares) | shares	13,414,118	10,916,086	8,472,827
Granted (in shares) | shares	8,881,000	5,424,000	4,076,982
Exercised (in shares) | shares	(577,022)	(2,238,187)	(514,410)
Forfeited and expired (in shares) | shares	(3,924,215)	(687,781)	(1,119,313)
Options exercisable (in shares) | shares	6,185,216	4,773,873	5,447,405
Outstanding at end of period (in shares) | shares	17,793,881	13,414,118	10,916,086	8,472,827
Weighted-average exercise price, beginning of year (in GBP per share)	£ 2.58	£ 1.81	£ 1.16
Weighted average exercise price, options granted (in GBP per share)	2.04	3.34	3.14
Weighted average exercise price, options exercised (in GBP per share)	0.50	0.70	1.52
Weighted average exercise price, options forfeited and expired (in GBP per share)	2.89	2.53	1.88
Weighted average exercise price of, options exercisable (in GBP per share)	2.03	1.42	0.98
Weighted-average exercise price, end of year (in GBP per share)	£ 2.31	£ 2.58	£ 1.81	£ 1.16
Weighted average remaining contractual life of outstanding share options (in years)	8 years 10 days	8 years 3 months 14 days	8 years 4 months 17 days	8 years 6 months 18 days
Weighted average remaining contractual life of options excisable (in years)	6 years 2 months 15 days	6 years 6 months	7 years 5 months 15 days
Weighted average stock price of share options exercised in share-based payment arrangement (in GBP per share)	£ 2.43	£ 3.63	£ 2.88